Stock Based Compensation (Details 1) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 20, 2009	Oct. 09, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options outstanding at beginning of year			2,650,000	2,810,000	2,810,000
Stock Options, Granted	1,460,000	1,350,000	0	0	0
Stock Options, Cancelled			0	(160,000)	0
Stock Options outstanding at end of year			2,650,000	2,650,000	2,810,000
Stock Options exercisable at end of year			2,650,000	2,650,000	2,810,000
Stock Options available for issuance			523,333	523,333	523,333
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)			$ 2.07	$ 2.07	$ 2.07
Weighted average exercise price, Granted (in dollars per share)	$ 1.83	$ 2.34	$ 0	$ 0	$ 0
Weighted average exercise price, Cancelled (in dollars per share)			$ 0	$ 0	$ 0
Weighted average exercise price, Options outstanding at end of year (in dollars per share)			$ 2.07	$ 2.07	$ 2.07